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June 16, 2020

Anu Dubey

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: SmartTrust 488 (the “Fund”)

(File No. 333-238556) (CIK# 1805970)

Ms. Dubey:

Transmitted herewith on behalf of Hennion & Walsh, Inc. (the “Sponsor”), sponsor, depositor and principal underwriter of the Fund, is Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Securities Act”) of units representing the ownership of interests in the unit investment trust of the Fund (the “Trust”).

The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the “Commission”) on May 21, 2020. We received comments from the staff of the Commission in a telephone conversation between Anu Dubey and Matthew Wirig on June 10, 2020 requesting that we make certain changes to the Registration Statement. We have addressed those comments herein and the prospectus has been revised in accordance with the comments of the staff. The following are our responses to the staff’s comments:

Comment 1

The comment requested that the Sponsor file an updated registration statement on Form S-6 for the Staff’s review if the Sponsor’s interest rate outlook changes prior to the date of the deposit for the Trust. The Sponsor has confirmed that if it’s interest rate outlook changes before the date of the deposit, it will file an updated registration statement on Form S-6 reflecting the related edits to the prospectus for the Staff’s review.

Comment 2

The comment requested that the section entitled “Investment Summary—Principal Investment Strategy” be revised so that the disclosure explaining the Trust’s investments in the paragraph entitled “Rising Interest Rate Outlook Strategy” lines up with the disclosure in the subsection entitled “Portfolio Selection.” The prospectus has been updated in accordance with this comment.

Comment 3

The comment requested that the paragraph entitled “Gold Funds” in the “Investment Summary—Principal Investment Strategy” be revised to clarify that this portion of the strategy applies to other precious metals in addition to gold. That paragraph has been renamed as “Gold and Other Precious Metal Mining Company Funds” in accordance with this comment.

Comment 4

The comment requested that the Sponsor consider adding additional disclosure related to the risks of investments in emerging markets in accordance with the Commission’s Public Statement on April 21, 2020 titled “Emerging Market Investments Entail Significant Disclosure, Financial Reporting and Other Risks; Remedies are Limited.” Additional disclosure has been added to the “Investment Summary—Principal Risk Considerations” and “Risk Considerations” sections of the prospectus in accordance with this comment.

We have been advised that the Sponsor would like to activate the Fund and have the Registration Statement declared effective on August 18, 2020, or as soon as possible thereafter. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of the Sponsor that the Registration Statement be made effective.

No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the Investment Company Act of 1940 File No. 811-21429 for Smart Trust, Tax Free Bond Trust, et al. are intended to apply to this series of the Fund.

Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.

If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP

       Chapman and Cutler LLP